Related Party Transactions (Details)	6 Months Ended
Nov. 30, 2016 USD ($)
Related Party Transactions (Textual)
Description of related party transaction	Agreed to assign to the Company until such a time as the Company closes on an Equity or Debt financing of not less than $750,000.
Monthly rent	$ 1,000
Executive compensation value	500
Donated management fees	9,000
Related party total	47,236
Management fees and office premises	$ 1,500